Label	Element	Value
SSGA Growth and Income ETF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SSGA Growth and Income ETF Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
SSGA Funds Management, Inc. (“SSGA FM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in investment companies known as exchange-traded funds (the “Underlying ETFs”). The Portfolio allocates its assets among various asset classes. SSGA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.
The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities.
In an effort to achieve its investment objectives and reduce portfolio volatility over an intermediate-term cycle, the Portfolio’s equity investments may be allocated across a range of asset classes which can include, but are not limited to: varying market capitalization categories (large, mid and small), real estate investment trust (“REIT”), and foreign developed and emerging markets, with fixed income allocations to government, inflation protected government (both U.S. Treasury Inflation Protected Securities (“TIPS”) and equivalent foreign securities), as well as investment grade corporate debt securities and lower rated, higher-yielding debt securities (commonly referred to as “junk bonds”).
In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.
The following chart describes the strategic target allocations, as of April 29, 2022, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these target allocations may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the target allocations are subject to review and modification by SSGA FM.
In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchanged traded notes and exchange traded grantor trusts.

Asset Class	Target Allocation *
Equities	60%
U.S. Large Cap		30%
U.S. Mid Cap		2%
U.S. Small Cap		3%
International Equity		13%
International Small Cap		2%
Emerging Market Equity		5%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	38%
U.S. Fixed Income		23%
High Yield		10%
Treasury Inflation-Protected Securities		5%
Cash/Cash Equivalents	2%
*	Individual figures may not add up to the totals shown due to rounding.
Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s target allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.
The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.
The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.
Target allocations are reviewed by SSGA FM at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSGA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSGA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the target allocation with respect to an asset class.
Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open‑end investment companies, such as high yield bond funds, and cash equivalents, such as money market funds or repurchase agreements. In addition, SSGA FM may choose to achieve a target allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.
For additional information about the Portfolio’s investment strategies and where to find more detailed information about the Portfolio’s investments in the Underlying ETFs, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.
Direct risks of investing in the Portfolio include:
Underlying ETF Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.
Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon SSGA FM’s analysis of various factors and SSGA FM’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if SSGA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSGA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.
Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.
Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:
Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID‑19 outbreak. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.
Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.
Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.
Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.
Credit and Counterparty Risk.    The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF, the Underlying ETF may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.
Interest Rate Risk.    The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall. During periods of very low or negative interest rates, an Underlying ETF may be unable to maintain positive returns or pay dividends to Underlying ETF shareholders. Additionally, under certain market conditions in which interest rates are low or negative, an Underlying ETF may have a very low, or even negative yield. A low or negative yield would cause an Underlying ETF to lose money and the net asset value of the Underlying ETF’s shares to decline in certain conditions and over certain time periods. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying ETF’s shares and reduce the liquidity of an Underlying ETF’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.
High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.
Commodities Risk.    Exposure to the commodities markets may subject an Underlying ETF to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The ability of an Underlying ETF that intends to qualify as a regulated investment company to invest in commodity-linked derivative instruments may be limited by its intention to so qualify, and could adversely affect such Underlying ETF’s ability to so qualify.
Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.
TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates would rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.
Portfolio Turnover Risk.     The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and a blended index representing a number of asset classes in which the Portfolio may invest (the “SSGA Growth and Income Composite Index”). The SSGA Growth and Income Composite Index represents a composite of a number of indices that cumulatively represent the investable universe of domestic and foreign equity and fixed income securities. The SSGA Growth and Income Composite Index is described in more detail in “Index Descriptions” in the Prospectus. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and a blended index representing a number of asset classes in which the Portfolio may invest (the “SSGA Growth and Income Composite Index”).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd – 2020	13.28%
Lowest Quarter	1st – 2020	-16.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2021
SSGA Growth and Income ETF Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	$ 640
2012	rr_AnnualReturn2012	13.11%
2013	rr_AnnualReturn2013	13.22%
2014	rr_AnnualReturn2014	6.14%
2015	rr_AnnualReturn2015	(1.77%)
2016	rr_AnnualReturn2016	6.03%
2017	rr_AnnualReturn2017	16.21%
2018	rr_AnnualReturn2018	(6.29%)
2019	rr_AnnualReturn2019	19.88%
2020	rr_AnnualReturn2020	10.14%
2021	rr_AnnualReturn2021	13.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.25%)
1 Year	rr_AverageAnnualReturnYear01	13.61%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	8.75%
SSGA Growth and Income ETF Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 942
1 Year	rr_AverageAnnualReturnYear01	13.38%
5 Years	rr_AverageAnnualReturnYear05	10.04%
10 Years	rr_AverageAnnualReturnYear10	8.47%
SSGA Growth and Income ETF Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	10.15%
10 Years	rr_AverageAnnualReturnYear10	8.59%
SSGA Growth and Income ETF Portfolio | MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
10 Years	rr_AverageAnnualReturnYear10	11.85%
SSGA Growth and Income ETF Portfolio | SSGA Growth and Income Composite Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	9.23%